Organization - Additional Information (Detail) $ in Thousands	Nov. 20, 2017 USD ($) shares	Aug. 18, 2017 USD ($) shares	Mar. 31, 2018 Employee Country	Dec. 31, 2017 Employee Country
Organization [Line Items]
Number of employees around the globe, minimum | Employee			78,000	78,000
Number of countries in which entity operates | Country			20	20
Underwritten Public Offering
Organization [Line Items]
Common shares sold in underwritten public offering, shares | shares	10,000,000	10,000,000
Common shares sold in underwritten public offering, value | $	$ 0	$ 0